FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31,2012
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		JAnuary 18, 2013
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

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				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	37 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1620542.003 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====



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
                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value    NO.    SH/PUT  INV  OTH  VOTE
Name of Issuer	     Class    CUSIP     (x$1000)  SHARES PRN/CALL DISC MGRS AUTH
_______________________________________________________________________________
EMBRAER SA          ADR      29082A107   10,937.747  383,646     SH  Sole None None
EMBRAER SA          ADR      29082A107   41,281.254  1,447,957   SH  Sole None Sole
GAZPROM             ADR      368287207   18,358.567  1,940,652   SH  Sole None Sole
INFOSYS LTD         ADR      456788108   9,052.200   214,000     SH  Sole None None
INFOSYS LTD         ADR      456788108   25,714.170  607,900     SH  Sole None Sole
LUKOIL OAO          ADR      677862104   8,080.884   122,160     SH  Sole None None
NATUZZI SPA         ADR      63905A101   83.328      43,400      SH  Sole None Sole
PETROBRAS           ADR      71654V101   8,099.733   419,458     SH  Sole None None
PETROBRAS           ADR      71654V101   31,776.478  1,645,597   SH  Sole None Sole
SK TELECOM          ADR      78440P108   7,262.534   458,783     SH  Sole None None
SK TELECOM          ADR      78440P108   28,097.790  1,774,971   SH  Sole None Sole
TELEKOMUNIKA        ADR      715684106   2,066.872   55,937      SH  Sole None None
TELEKOMUNIKA        ADR      715684106   20,393.333  551,917     SH  Sole None Sole
TERNIUM SA          ADR      880890108   7,640.373   324,432     SH  Sole None None
TERNIUM SA          ADR      880890108   29,552.918  1,254,901   SH  Sole None Sole
TURKCELL ILET. HIZ. ADR      900111204   3,106.691   192,484     SH  Sole None None
TURKCELL ILET. HIZ. ADR      900111204   16,551.440  1,025,492   SH  Sole None Sole
SAMSUNG             GDR      796050888   6,226.560   8,832       SH  Sole None Sole
BARRICK GOLD        STK      67901108    76,826.848  2,206,400   SH  Sole None None
BARRICK GOLD        STK      67901108    176,594.385 5,079,666   SH  Sole None Sole
CHESAPEAKE ENERGY   STK      165167107   49,607.376  2,984,800   SH  Sole None None
CHESAPEAKE ENERGY   STK      165167107   102,283.717 6,155,600   SH  Sole None Sole
CITIGROUP INC       STK      172967424   86,315.964  2,181,900   SH  Sole None None
CITIGROUP INC       STK      172967424   189,301.413 4,789,266   SH  Sole None Sole
GUESS? INC          STK      401617105   237.399     9,674       SH  Sole None Sole
HEWLETT-PACKARD     STK      428236103   58,782.675  4,125,100   SH  Sole None None
HEWLETT-PACKARD     STK      428236103   133,583.137 9,397,760   SH  Sole None Sole
HJ HEINZ CO         STK      423074103   1,434.732   24,874      SH  Sole None Sole
JOHNSON & JOHNSON   STK      478160104   2,089.190   29,803      SH  Sole None Sole
LEXMARK INTL-A      STK      529771107   217.986     9,400       SH  Sole None Sole
MICROSOFT CORP      STK      594918104   77,412.135  2,898,278   SH  Sole None None
MICROSOFT CORP      STK      594918104   177,888.791 6,662,781   SH  Sole None Sole
NEWFIELD EXPLORA    STK      651290108   376.259     14,050      SH  Sole None Sole
PEPSICO INC         STK      713448108   1,832.076   26,773      SH  Sole None Sole
PFIZER INC          STK      717081103   82,994.927  3,309,300   SH  Sole None None
PFIZER INC          STK      717081103   128,262.552 5,117,430   SH  Sole None Sole
SONIC CORP          STK      835451105   217.569     20,900      SH  Sole None Sole